Dividends	6 Months Ended
Dec. 31, 2021
Dividends
Dividends

13         Dividends

Dividends paid in the six months ended 31 December 2021 amounted to $14,669,000 ($0.09 per share), the pounds sterling equivalent of which was £10,669,000. Dividends paid in the six months ended 31 December 2020 amounted to £nil. A semi-annual dividend of $14,670,000, equivalent to $0.09 per share, was paid on 7 January 2022. The pounds sterling equivalent was £10,893,000.